SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasure-ment of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2023	€ 900,896	€ 840,294	€ 9,154	€ 782,587	€ (9,856)	€ 5,826	€ 2,375	€ (160)	€ 22,133	€ (436,622)	€ (153,996)	€ 618,853	€ 60,602
Profit	31,332	25,085										25,085	6,247
Other comprehensive income/(loss)	10,227	9,844			15,299	(5,089)	(438)	72					383
Total comprehensive (loss)/income	41,559	34,929			15,299	(5,089)	(438)	72				25,085	6,630
Dividends	(31,651)	(30,207)										(30,207)	(1,444)
Share-based payments	4,151	4,151									4,151
Settlement of share-based payments	0	0								17,552	(19,810)	2,258
Acquisition of non-controlling interests	(750)	3,511										3,511	(4,261)
At end of period at Jun. 30, 2024	914,205	852,678	9,154	782,587	5,443	737	1,937	(88)	22,133	(419,070)	(169,655)	619,500	61,527
At beginning of period at Dec. 31, 2024	982,887	916,120	9,154	782,587	21,282	(7,429)	2,742	55	18,974	(418,345)	(161,631)	668,731	66,767
Profit	47,902	43,083										43,083	4,819
Other comprehensive income/(loss)	(48,690)	(45,465)			(74,164)	29,038	(289)	(50)					(3,225)
Total comprehensive (loss)/income	(788)	(2,382)			(74,164)	29,038	(289)	(50)				43,083	1,594
Dividends	(32,350)	(30,491)										(30,491)	(1,859)
Share-based payments	2,099	2,099									2,099
Settlement of share-based payments	0	0								13,216	(15,887)	2,671
Other changes	587	4									4		583
At end of period at Jun. 30, 2025	€ 952,435	€ 885,350	€ 9,154	€ 782,587	€ (52,882)	€ 21,609	€ 2,453	€ 5	€ 18,974	€ (405,129)	€ (175,415)	€ 683,994	€ 67,085